Short-term borrowings (Details) - CNY (¥) ¥ in Thousands	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Short-term borrowings
Short-term borrowings	¥ 0	¥ 147,264	¥ 200,000
Short-term borrowings
Short-term borrowings
Weighted average interest rate		4.15%	7.00%